Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
20.	Share-based compensation
Compensation expense recognized for share-based awards granted by Huya was RMB408,208, RMB289,705 and RMB156,478 respectively during the years ended December 31, 2020, 2021 and 2022.
There was no capitalized share-based compensation expense for the years presented.
Huya 2017 Share Incentive Plan
On July 10, 2017, the Board of Directors of the Company approved the establishment of the Huya 2017 Share Incentive Plan for the purpose of providing incentives for employees contributing to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 17,647,058 shares. On March 31, 2018, the Board of Directors approved to increase the maximum number of shares, that may be issued, from 17,647,058 shares to 28,394,117 shares, including incentive share options and restricted share units.
Huya 2021 Share Incentive Plan
On June 10, 2021, the Board of Directors of the Company approved the establishment of the Huya 2021 Share Incentive Plan for the purpose of providing incentives for employees with outstanding performance to generate superior returns to the Group. The plan shall be valid and effective for 10 years from the establishment date. The maximum number of shares that may be issued pursuant to all awards under the plan shall be 3,530,111 shares, which shall be solely in the form of restricted share units.

On August 11, 2022, the Board of Directors of the Company approved the amendment and restatement in its previously adopted 2021 Share Incentive Plan. The maximum aggregate number of Class A ordinary shares of the Company available for grant of awards was increased from 3,530,111 under the original 2021 Share Incentive Plan to 8,018,111 under the Amended and Restated 2021 Share Incentive Plan. Other terms of the original 2021 Share Incentive Plan remain substantially the same.

(i) Options
Grant of options
During the years ended December 31, 2020, 2021 and 2022, no share option
s
had been granted to employees or
non-employees.
Vesting of options
There are mainly three types of vesting schedule, which are: i) 50% of the options will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) options will be vested in four equal installments over the following 48 months, and iii) options will be vested in four equal installments over the following 24 months.
These options shall (i) be exercisable during its term cumulatively according to the vesting schedule set out in the grant notice and with the applicable provisions of Huya 2017 Share Incentive Plan, provided that the performance conditions otherwise agreed by the parties (if any) to which the option is subject have been fulfilled upon each corresponding vesting date; (ii) be deemed vested and exercisable immediately in the event of a change of control, regardless of the vesting schedule; (iii) be exercisable upon any arrangement as otherwise agreed by the parties based on their discussion in good faith.
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As of December 31, 2019	15,251,661	2.5458	7.84	234,939

Forfeited	(18,000)	2.5500
Exercised	(14,440,921)	2.5456

As of December 31, 2020	792,740	2.5500	6.61	13,778

Forfeited	—
Exercised	(533,425)	2.5500

As of December 31, 2021	259,315	2.5500	5.60	1,138

Forfeited	—
Exercised	(133,313)	2.5500
As of December 31, 2022	126,002	2.5500	4.60	176

Expected to vest at December 31, 2022	—

Exercisable as of December 31, 2022	126,002	2.5500	4.60	176

Prior to the completion of the IPO, the Company has used the binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions used were as follows:

	2018
Weighted average fair value per option granted	US$	5.2130
Weighted average exercise price	US$	2.47
Risk-free interest rate (1)		2.83%
Expected term (in year) (2)		10
Expected volatility (3)		55%
Dividend yield (4)		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.

(2)	The expected term is the contract life of the option.

(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

For the years ended December 31, 2020, 2021 and 2022, the Group recorded share-based compensation in general and administrative expenses of RMB191, nil and nil for the share options granted to non-employees.
For the years ended December 31, 2020, 2021 and 2022, the Group recorded share-based compensation of RMB75,699, nil and nil, using the graded-vesting attribution method, including accelerated compensation cost amounted to RMB1,869 due to that 262,503 share options were canceled during the year ended December 31, 2018 without concurrent grant of replacement awards, which is treated as a settlement for no consideration at the time of cancelation under ASC 718.
As of December 31, 2022, there was no unrecognized share-based compensation expense of options relating to Huya 2017 Share Incentive Plan.
(ii) Restricted share units
Grant of restricted share units
During the years ended December 31, 2020, 2021 and 2022, the Company granted 3,144,152, 3,550,617 and 5,084,817 restricted share units to employees respectively
.
Vesting of restricted share units
There are mainly three types of vesting schedule for employees, which are: i) 50% of the restricted share units will be vested after 24 months of the grant date and the remaining 50% will be vested in two equal installments over the following 24 months, ii) restricted share units will be vested in four equal installments over the following 48 months, and iii) restricted share units will be vested in two equal installments over the following 24 months.

The following table summarizes the activity of all restricted share units for the years ended December 31, 2020, 2021 and 2022:

	Number of restricted share units	Weighted average grant-date fair value (US$)

Outstanding, December 31, 2019	6,279,848	15.4350

Granted	3,144,152	18.6180
Forfeited	(603,929)	17.9943
Vested	(2,175,765)	13.6528

Outstanding, December 31, 2020	6,644,306	17.1506

Granted	3,550,617	13.9339
Forfeited	(806,435)	17.9309
Vested	(2,547,290)	16.6645

Outstanding, December 31, 2021	6,841,198	15.5702

Granted	5,084,817	3.1233
Forfeited	(1,731,659)	13.4427
Vested	(2,921,887)	14.4987
Outstanding, December 31, 2022	7,272,469	7.8046

Expected to vest at December 31, 2022	6,978,994	7.8593

For the years ended December 31, 2020, 2021 and 2022, the Company recorded share-based compensation of RMB332,509, RMB289,705 and RMB156,478 using the graded vesting attribution method.
As of December 31, 2022, total unrecognized compensation expense relating to the restricted share units was RMB146,013. The expense is expected to be recognized over a weighted average period of 0.78 year using the graded-vesting attribution method.